11. GE Royalty Obligation (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Quarter Three Report [Member]
GE Royalty Obligation	$ 11,821,957			$ 11,821,957		$ 12,000,000
Royalty payable	$ (22,705)			$ (178,043)
Quarter One Report [Member]
GE Royalty Obligation		$ 11,924,870
Royalty payable		$ (75,130)